4. Condensed Consolidated Balance Sheets (Sept 2018 Note)	6 Months Ended
Sep. 30, 2018
Disclosure Text Block Supplement [Abstract]
Condensed Consolidated Balance Sheets

Note 4.	Condensed Consolidated Balance Sheets

Inventories

Inventories consist of the following:

	September 30,	March 31,
	2018	2018
Raw materials	$1,811,000	$1,619,000
Finished goods	1,142,000	1,246,000
	$2,953,000	$2,865,000